1

Wilmington Diversified Income Fund

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

Series 2012-114, Class VM, 3.50%, 10/25/25	$73,515	$74,976

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.46%, 02/25/34Δ	7,046	6,753

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.93%, 11/25/35Δ	1,136	1,091

TOTAL WHOLE LOAN		$7,844

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $90,299)		$82,820

CORPORATE BONDS – 9.8%

AEROSPACE & DEFENSE – 0.4%

Boeing Co. (The), Sr. Unsecured 1.43%, 02/04/24	50,000	50,139

2.75%, 02/01/26	45,000	47,094

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	15,000	16,132

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27	25,000	27,828

TOTAL AEROSPACE & DEFENSE		$141,193

AUTOMOTIVE – 0.2%

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 05/10/22	55,000	56,057

BEVERAGES – 0.1%

Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 02/01/46	20,000	25,732

Keurig Dr. Pepper, Inc., Company Guaranteed, 3.20%, 05/01/30	15,000	16,509

TOTAL BEVERAGES		$42,241

BIOTECHNOLOGY – 0.1%

Amgen, Inc., Sr. Unsecured, 4.40%, 05/01/45	25,000	31,059

CAPITAL MARKETS – 0.8%

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	55,000	58,990

(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	35,000	39,012

Goldman Sachs Group, Inc. (The), Sr. Unsecured, MTN, (SOFR + 1.25%), 2.38%, 07/21/32Δ	15,000	15,286

JPMorgan Chase & Co., Sr. Unsecured, (SOFR + 2.04%), 2.52%, 04/22/31Δ	50,000	52,039

Morgan Stanley, Sr. Unsecured, MTN, (SOFR + 3.12%), 3.62%, 04/01/31Δ	70,000	78,816

Description	Par Value	Value

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	$10,000	$11,410

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	18,000	18,247

U.S. Bancorp, Series V, Sr. Unsecured, 2.63%, 01/24/22	45,000	45,450

TOTAL CAPITAL MARKETS		$319,250

CHEMICALS – 0.2%

Nutrien Ltd., Sr. Unsecured, 1.90%, 05/13/23	80,000	81,956

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Global Payments, Inc., Sr. Unsecured, 3.75%, 06/01/23	50,000	52,574

COMPUTERS – 0.1%

Hewlett Packard Enterprise Co., Sr. Unsecured, 3.50%, 10/05/21	50,000	50,139

DIVERSIFIED FINANCIAL SERVICES – 1.6%

Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	21,769

BlackRock, Inc., Sr. Unsecured, 3.38%, 06/01/22	38,000	38,994

Capital One Financial Corp., Sr. Unsecured, 2.60%, 05/11/23	30,000	31,142

Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 07/24/23Δ	35,000	35,852

Fifth Third Bancorp, Sr. Unsecured

3.50%, 03/15/22	100,000	101,771

2.55%, 05/05/27	15,000	16,036

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	20,000	21,675

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	149,974

Huntington Bancshares, Inc., Sr. Unsecured

2.63%, 08/06/24	25,000	26,336

2.55%, 02/04/30#	50,000	53,233

Wells Fargo & Co., Series M, Subordinated, 3.45%, 02/13/23	35,000	36,631

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	25,000	26,092

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	40,000	49,419

TOTAL DIVERSIFIED FINANCIAL SERVICES		$608,924

ELECTRIC – 0.4%

American Electric Power Co., Inc., Series M, Sr Unsecured, 0.75%, 11/01/23#	25,000	25,029

FirstEnergy Corp., Sr. Unsecured, 2.05%, 03/01/25	100,000	101,652

July 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

NextEra Energy Capital Holdings, Inc., Company Guaranteed,

0.65%, 03/01/23	$35,000	$35,116

TOTAL ELECTRIC		$161,797

FOOD & STAPLES RETAILING – 0.8%

Archer-Daniels-Midland Co., Sr. Unsecured, 3.25%, 03/27/30	20,000	22,371

Campbell Soup Co., Sr. Unsecured

3.30%, 03/19/25	40,000	43,245

3.13%, 04/24/50	50,000	49,795

Conagra Brands, Inc., Sr. Unsecured, 4.60%, 11/01/25	40,000	45,552

Kroger Co. (The), Sr. Unsecured

2.80%, 08/01/22	35,000	35,798

5.40%, 01/15/49	50,000	69,797

McCormick & Co., Inc., Sr. Unsecured, 2.50%, 04/15/30	35,000	36,380

TOTAL FOOD & STAPLES RETAILING		$302,938

HEALTHCARE-PRODUCTS – 0.1%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	45,000	47,110

HEALTHCARE-SERVICES – 0.2%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	30,000	33,865

UnitedHealth Group, Inc., Sr. Unsecured

2.75%, 02/15/23	25,000	25,807

2.95%, 10/15/27	25,000	27,594

TOTAL HEALTHCARE-SERVICES		$87,266

HOME FURNISHINGS – 0.3%

Whirlpool Corp., Sr. Unsecured

4.70%, 06/01/22	65,000	67,259

2.40%, 05/15/31	15,000	15,368

4.60%, 05/15/50	30,000	38,311

TOTAL HOME FURNISHINGS		$120,938

HOUSEHOLD PRODUCTS/WARES – 0.0%**

Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 08/01/47	15,000	17,867

INSURANCE – 0.7%

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	42,886

CNA Financial Corp., Sr. Unsecured, 3.95%, 05/15/24	35,000	37,922

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	25,000	27,924

W.R. Berkley Corp., Sr. Unsecured

4.63%, 03/15/22	60,000	61,520

4.75%, 08/01/44	45,000	57,724

4.00%, 05/12/50	30,000	35,235

TOTAL INSURANCE		$263,211

MACHINERY – 0.1%

Caterpillar, Inc., Sr. Unsecured, 2.60%, 04/09/30	25,000	26,921

Description	Par Value	Value

MEDIA – 0.4%

ViacomCBS, Inc., Sr. Unsecured

4.60%, 01/15/45	$75,000	$91,353

4.95%, 05/19/50#	25,000	32,241

Walt Disney Co. (The) / TWDC Enterprises 18 Corp., Company Guaranteed, GMTN, 4.13%, 06/01/44	10,000	12,378

TOTAL MEDIA		$135,972

MISCELLANEOUS MANUFACTURING – 0.3%

Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 03/01/24	45,000	48,225

Trane Technologies Luxembourg Finance SA, Company Guaranteed, 3.50%, 03/21/26	55,000	60,688

TOTAL MISCELLANEOUS MANUFACTURING		$108,913

OIL & GAS – 0.5%

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	20,000	21,530

Phillips 66, Company Guaranteed

4.30%, 04/01/22	20,000	20,600

0.90%, 02/15/24	15,000	15,001

3.85%, 04/09/25	10,000	10,985

Pioneer Natural Resources Co., Sr. Unsecured

0.55%, 05/15/23	15,000	15,033

1.13%, 01/15/26	15,000	14,931

2.15%, 01/15/31#	15,000	14,801

Shell International Finance BV, Company Guaranteed, 3.25%, 05/11/25	25,000	27,263

Valero Energy Corp., Sr. Unsecured

4.00%, 04/01/29	30,000	33,602

4.90%, 03/15/45#	10,000	12,403

TOTAL OIL & GAS		$186,149

PHARMACEUTICALS – 0.3%

AbbVie, Inc., Sr. Unsecured

4.25%, 11/14/28	25,000	29,213

4.40%, 11/06/42	20,000	24,755

Bristol-Myers Squibb Co., Sr. Unsecured, 2.75%, 02/15/23	25,000	25,863

Zoetis, Inc., Sr. Unsecured, 3.95%, 09/12/47	20,000	24,572

TOTAL PHARMACEUTICALS		$104,403

PIPELINES – 0.8%

Energy Transfer LP, Sr. Unsecured

3.60%, 02/01/23	35,000	36,247

4.20%, 04/15/27	40,000	44,627

3.75%, 05/15/30	15,000	16,361

Kinder Morgan, Inc., Company Guaranteed

5.20%, 03/01/48	40,000	51,349

3.60%, 02/15/51	20,000	21,060

MPLX LP, Sr. Unsecured, 4.00%, 03/15/28	30,000	33,780

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	45,000	60,685

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Spectra Energy Partners LP, Company Guaranteed,

4.50%, 03/15/45	$25,000	$29,906

TOTAL PIPELINES		$294,015

REAL ESTATE INVESTMENT TRUSTS – 0.5%

American Tower Corp., Sr. Unsecured, 5.00%, 02/15/24	15,000	16,608

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	25,000	27,691

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 05/01/25	15,000	16,427

Healthpeak Properties, Inc., Sr. Unsecured, 2.88%, 01/15/31	50,000	53,363

Welltower, Inc., Sr. Unsecured, 3.63%, 03/15/24	55,000	59,070

TOTAL REAL ESTATE INVESTMENT TRUSTS		$173,159

RETAIL – 0.0%**

McDonald’s Corp., Sr. Unsecured, MTN, 1.45%, 09/01/25	15,000	15,339

SOFTWARE – 0.1%

Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30	30,000	30,031

TELECOMMUNICATIONS – 0.3%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	15,000	17,973

3.55%, 09/15/55Ω	29,000	30,121

Verizon Communications, Inc., Sr. Unsecured

1.75%, 01/20/31	35,000	34,035

3.40%, 03/22/41	25,000	26,836

TOTAL TELECOMMUNICATIONS		$108,965

TRANSPORTATION – 0.3%

FedEx Corp., Company Guaranteed

3.88%, 08/01/42	30,000	34,178

4.10%, 02/01/45	15,000	17,604

Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 09/01/22	10,000	10,212

Union Pacific Corp., Sr. Unsecured, 3.15%, 03/01/24	45,000	47,943

TOTAL TRANSPORTATION		$109,937

TRUCKING & LEASING – 0.1%

GATX Corp., Sr. Unsecured, 5.20%, 03/15/44	20,000	26,201

TOTAL CORPORATE BONDS (COST $3,368,097)		$3,704,525

	Number of Shares

COMMON STOCKS – 40.9%

COMMUNICATION SERVICES – 2.2%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.5%

AT&T, Inc.	12,225	342,911

Verizon Communications, Inc.	4,275	238,460

		$581,371

Description	Number of Shares	Value

MEDIA – 0.7%

Omnicom Group, Inc.	3,650	$265,793

TOTAL COMMUNICATION SERVICES		$847,164

CONSUMER DISCRETIONARY – 2.5%

HOTELS, RESTAURANTS & LEISURE – 1.2%

McDonald’s Corp.	775	188,101

Restaurant Brands International, Inc.	3,690	251,621

		$439,722

MULTILINE RETAIL – 0.5%

Target Corp.	765	199,703

SPECIALTY RETAIL – 0.8%

Home Depot, Inc. (The)	895	293,730

TOTAL CONSUMER DISCRETIONARY		$933,155

CONSUMER STAPLES – 2.7%

BEVERAGES – 0.7%

PepsiCo., Inc.	1,805	283,295

HOUSEHOLD PRODUCTS – 1.1%

Procter & Gamble Co. (The)	2,825	401,800

TOBACCO – 0.9%

Philip Morris International, Inc.	3,290	329,296

TOTAL CONSUMER STAPLES		$1,014,391

ENERGY – 2.7%

OIL, GAS & CONSUMABLE FUELS – 2.7%

Chevron Corp.	3,225	328,337

ConocoPhillips	5,835	327,110

Exxon Mobil Corp.	3,290	189,406

Valero Energy Corp.	2,560	171,443

TOTAL ENERGY		$1,016,296

FINANCIALS – 8.3%

BANKS – 1.9%

KeyCorp.	9,940	195,420

Toronto-Dominion Bank (The)	4,500	299,025

United Bankshares, Inc.	6,355	219,502

		$713,947

CAPITAL MARKETS – 2.1%

BlackRock, Inc.	455	394,562

Morgan Stanley	4,120	395,438

		$790,000

DIVERSIFIED FINANCIAL SERVICES – 2.7%

JPMorgan Chase & Co.	4,235	642,788

U.S. Bancorp	6,450	358,233

		$1,001,021

INSURANCE – 1.6%

MetLife, Inc.	5,590	322,543

Old Republic International Corp.	11,800	290,988

		$613,531

TOTAL FINANCIALS		$3,118,499

July 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

HEALTH CARE – 5.6%

BIOTECHNOLOGY – 1.0%

Amgen, Inc.	735	$177,532

Gilead Sciences, Inc.	3,025	206,577

		$384,109

HEALTH CARE PROVIDERS & SERVICES – 0.9%

CVS Health Corp.	4,275	352,089

PHARMACEUTICALS – 3.7%

Bristol-Myers Squibb Co.	4,140	280,982

Johnson & Johnson	2,740	471,828

Merck & Co., Inc.	3,210	246,753

Pfizer, Inc.	9,050	387,430

		$1,386,993

TOTAL HEALTH CARE		$2,123,191

INDUSTRIALS – 5.3%

AEROSPACE & DEFENSE – 1.0%

Lockheed Martin Corp.	980	364,237

AIR FREIGHT & LOGISTICS – 0.9%

United Parcel Service, Inc.	1,885	360,714

BUILDING PRODUCTS – 1.1%

Johnson Controls International PLC	5,670	404,951

ELECTRICAL EQUIPMENT – 1.7%

Emerson Electric Co.	4,010	404,569

nVent Electric PLC	7,450	235,494

		$640,063

MACHINERY – 0.6%

Caterpillar, Inc.	1,115	230,526

TOTAL INDUSTRIALS		$2,000,491

INFORMATION TECHNOLOGY – 4.8%

COMMUNICATIONS EQUIPMENT – 1.3%

Cisco Systems, Inc.	8,510	471,199

IT SERVICES – 0.6%

International Business Machines Corp.	1,660	233,993

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.9%

Broadcom, Inc.	1,150	558,210

QUALCOMM, Inc.	3,595	538,531

		$1,096,741

TOTAL INFORMATION TECHNOLOGY		$1,801,933

MATERIALS – 2.0%

CHEMICALS – 2.0%

Dow, Inc.	6,525	405,594

Nutrien Ltd.	6,025	357,885

TOTAL MATERIALS		$763,479

REAL ESTATE – 2.3%

REAL ESTATE INVESTMENT TRUSTS – 2.3%

AvalonBay Communities, Inc.	1,555	354,276

Crown Castle International Corp.	1,515	292,531

Description	Number of Shares	Value

MGM Growth Properties LLC	5,350	$202,230

TOTAL REAL ESTATE		$849,037

UTILITIES – 2.5%

ELECTRIC UTILITIES – 2.5%

American Electric Power Co., Inc.	2,715	239,246

Duke Energy Corp.	2,070	217,578

FirstEnergy Corp.	6,135	235,093

NextEra Energy, Inc.	3,280	255,512

TOTAL UTILITIES		$947,429

TOTAL COMMON STOCKS (COST $11,126,788)		$15,415,065

	Par Value

GOVERNMENT AGENCIES – 0.8%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%

3.25%, 11/16/28	$35,000	40,363

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.7%

0.36%, 05/15/24	270,000	269,857

TOTAL GOVERNMENT AGENCIES (COST $304,667)		$310,220

MORTGAGE-BACKED SECURITIES – 5.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.0%

Pool C00478, 8.50%, 09/01/26	589	672

Pool A15865, 5.50%, 11/01/33	15,754	17,985

Pool A19412, 5.00%, 03/01/34	35,588	40,584

Pool G05774, 5.00%, 01/01/40	88,889	99,720

Pool C03517, 4.50%, 09/01/40	9,673	10,664

Pool C03849, 3.50%, 04/01/42	19,351	21,249

Pool C04305, 3.00%, 11/01/42	87,586	94,532

Pool C09020, 3.50%, 11/01/42	63,290	68,456

Pool G07889, 3.50%, 08/01/43	15,306	16,557

Pool Q23891, 4.00%, 12/01/43	10,001	10,738

Pool G60038, 3.50%, 01/01/44	50,038	54,124

Pool ZS4693, 3.00%, 12/01/46	54,495	57,492

Pool SD8000, 3.00%, 07/01/49	20,360	21,402

Pool SD8012, 4.00%, 09/01/49	1,097	1,170

Pool SD8037, 2.50%, 01/01/50	81,961	85,374

Pool RA2480, 2.50%, 07/01/50	10,527	10,997

Pool SD8104, 1.50%, 11/01/50	44,744	44,331

Pool RA4349, 2.50%, 01/01/51	44,780	46,681

Pool SD8141, 2.50%, 04/01/51	55,770	58,139

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$760,867

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.2%

Pool AB4089, 3.00%, 12/01/26	8,974	9,443

Pool 533246, 7.50%, 04/01/30	1,474	1,508

Pool AJ4050, 4.00%, 10/01/41	29,983	32,812

Pool AX5302, 4.00%, 01/01/42	10,611	11,612

Pool AT7899, 3.50%, 07/01/43	28,326	30,539

Pool AS0302, 3.00%, 08/01/43	31,884	33,989

Pool AL6325, 3.00%, 10/01/44	29,572	31,524

Pool BC0830, 3.00%, 04/01/46	28,123	29,669

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Pool BC9468, 3.00%, 06/01/46	$11,006	$11,612

Pool BE1899, 3.00%, 11/01/46	46,561	49,120

Pool BD7166, 4.50%, 04/01/47	27,864	30,246

Pool BE3625, 3.50%, 05/01/47	37,439	39,844

Pool BE3702, 4.00%, 06/01/47	55,388	59,467

Pool BE3767, 3.50%, 07/01/47	4,494	4,798

Pool BH9215, 3.50%, 01/01/48	12,578	13,430

Pool BJ0650, 3.50%, 03/01/48	74,962	79,890

Pool BJ9169, 4.00%, 05/01/48	27,115	28,985

Pool BK4764, 4.00%, 08/01/48	20,827	22,242

Pool MA3444, 4.50%, 08/01/48	15,257	16,417

Pool BN1628, 4.50%, 11/01/48	7,648	8,246

Pool BN3956, 4.00%, 01/01/49	9,879	10,550

Pool MA3871, 3.00%, 12/01/49	28,941	30,423

Pool CA5353, 3.50%, 03/01/50	79,444	84,226

Pool FM4994, 2.00%, 12/01/50	68,864	70,487

Pool MA4208, 2.00%, 12/01/50	45,546	46,492

Pool BQ4495, 2.00%, 02/01/51	95,616	97,635

Pool BR7857, 2.50%, 05/01/51	72,023	75,092

Pool FM7188, 2.50%, 05/01/51	91,182	96,807

Pool MA4356, 2.50%, 06/01/51	75,376	78,589

Pool BT0491, 2.00%, 07/01/51	73,000	74,523

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,210,217

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%

Pool 354677, 7.50%, 10/15/23	1,973	1,987

Pool 354765, 7.00%, 02/15/24	4,550	5,016

Pool 354827, 7.00%, 05/15/24	3,009	3,321

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$10,324

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,933,299)		$1,981,408

U.S. TREASURY OBLIGATIONS – 7.6%

U.S. TREASURY BONDS – 2.1%

1.63%, 05/15/31	90,000	93,322

4.75%, 02/15/37#	21,000	30,532

4.38%, 05/15/40	120,000	172,252

3.63%, 02/15/44	87,000	115,928

3.38%, 05/15/44	139,000	178,831

3.13%, 08/15/44	11,000	13,629

3.00%, 11/15/44	53,000	64,418

3.00%, 11/15/45	8,000	9,781

3.00%, 02/15/47	21,000	25,818

3.00%, 05/15/47	30,000	36,925

2.00%, 02/15/50	50,000	51,041

TOTAL U.S. TREASURY BONDS		$792,477

U.S. TREASURY NOTES – 5.5%

1.75%, 05/15/23	405,000	416,491

2.00%, 04/30/24	170,000	177,886

1.75%, 07/31/24	30,000	31,266

2.25%, 11/15/24	80,000	84,813

2.00%, 02/15/25	115,000	121,220

2.13%, 05/15/25	140,000	148,515

2.00%, 08/15/25	35,000	37,028

2.25%, 11/15/25	5,000	5,353

Description	Par Value	Value

1.63%, 05/15/26	$195,000	$203,803

1.50%, 08/15/26	90,000	93,543

2.25%, 08/15/27	460,000	498,021

1.25%, 06/30/28	200,000	203,502

2.38%, 05/15/29	50,000	54,846

TOTAL U.S. TREASURY NOTES		$2,076,287

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,637,926)		$2,868,764

	Number of Shares

INVESTMENT COMPANIES – 34.2%

EXCHANGE-TRADED FUNDS – 30.7%

iShares iBoxx High Yield Corporate Bond ETF#	21,300	1,870,992

iShares International Select Dividend ETF#	215,200	6,955,264

SPDR Dow Jones International Real Estate ETF#	42,625	1,615,488

Vanguard REIT ETF	10,700	1,137,303

TOTAL EXCHANGE-TRADED FUNDS		$11,579,047

INFLATION-PROTECTED SECURITIES FUND – 3.5%

Vanguard Inflation-Protected Securities Fund, Admiral Shares	45,416	1,324,792

TOTAL INVESTMENT COMPANIES (COST $12,619,977)		$12,903,839

MONEY MARKET FUND – 1.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	396,385	396,385

TOTAL MONEY MARKET FUND (COST $396,385)		$396,385

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 10.0%

REPURCHASE AGREEMENTS – 10.0%

Bank of America Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $279,500 collateralized by U.S. Government Agency Securities, 1.00% to 5.50%, maturing 11/01/28 to 8/01/51; total market value of $285,089.	$279,499	279,499

BNP Paribas SA, 0.05%, dated 7/30/21, due 8/02/21, repurchase price $702,117 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.13%, maturing 8/15/21 to 5/01/51; total market value of $716,156.	702,114	702,114

Citigroup Global Markets Ltd., 0.06%, dated 7/30/21, due 8/02/21, repurchase price $702,118 collateralized by U.S. Government Agency & Treasury Securities, 1.63% to 5.00%, maturing 3/31/22 to 7/20/51; total market value of $716,156.	702,114	702,114

Daiwa Capital Markets America, 0.05%, dated 7/30/21, due 8/02/21, repurchase price $702,117 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/16/21 to 8/01/51; total market value of $716,156.	702,114	702,114

July 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Deutsche Bank Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $702,117 collateralized by U.S. Government Agency Securities, 0.00% to 7.25%, maturing 8/12/21 to 6/21/41; total market value of $716,157.	$702,114	$702,114

RBC Dominion Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $702,117 collateralized by U.S. Government Agency & Treasury Securities, 0.25% to 7.50%, maturing 4/15/24 to 4/01/53; total market value of $716,156.	702,114	702,114

TOTAL REPURCHASE AGREEMENTS (COST $3,790,069)		$3,790,069

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,790,069)		$3,790,069

TOTAL INVESTMENTS – 109.9% (COST $36,267,507)		$41,453,095

COLLATERAL FOR SECURITIES ON LOAN – (10.0%)		(3,790,069)

OTHER ASSETS LESS LIABILITIES – 0.1%		42,320

TOTAL NET ASSETS – 100.0%		$37,705,346

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Collateralized Mortgage Obligations	$—	$82,820	$—	$82,820

Corporate Bonds	—	3,704,525	—	3,704,525

Common Stocks	15,415,065	—	—	15,415,065

Government Agencies	—	310,220	—	310,220

Mortgage-Backed Securities	—	1,981,408	—	1,981,408

U.S. Treasury Obligations	—	2,868,764	—	2,868,764

Investment Companies	12,903,839	—	—	12,903,839

Money Market Fund	396,385	—	—	396,385

Repurchase Agreements	—	3,790,069	—	3,790,069

Total	$28,715,289	$12,737,806	$—	$41,453,095

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2021, these liquid restricted securities amounted to $180,095 representing 0.48% of total net assets.

#	Security, or a portion thereof, is on loan.

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Diversified Income Fund (concluded)

^ 7-Day net yield.
The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipt

USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2021 (unaudited)